UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21735

Eaton Vance Tax-Managed Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2008

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Opportunities Fund	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.4%

Security	Shares	Value
Aerospace & Defense — 2.2%
Boeing Co. (The)	37,639	$2,158,597
General Dynamics Corp.	54,228	3,992,265
Honeywell International, Inc.	137,827	5,726,712
Northrop Grumman Corp.	80,479	4,872,199
United Technologies Corp.	56,664	3,403,240
		$20,153,013
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	60,653	$3,090,877
FedEx Corp.	66,217	5,233,792
		$8,324,669
Auto Components — 0.5%
Johnson Controls, Inc.	163,752	$4,966,598
		$4,966,598
Automobiles — 0.4%
Ford Motor Co. (1)	219,530	$1,141,556
General Motors Corp.	102,967	973,038
Harley-Davidson, Inc.	32,153	1,199,307
		$3,313,901
Beverages — 1.7%
Coca-Cola Co. (The)	117,208	$6,197,959
Coca-Cola Enterprises, Inc.	96,526	1,618,741
PepsiCo, Inc.	119,822	8,539,714
		$16,356,414
Biotechnology — 5.4%
Amgen, Inc. (1)	194,330	$11,517,939
Amylin Pharmaceuticals, Inc. (1)	71,201	1,439,684
Biogen Idec, Inc. (1)	87,564	4,403,594
BioMarin Pharmaceutical, Inc. (1)	20,000	529,800
Celgene Corp. (1)	123,649	7,824,509
Enzon Pharmaceuticals, Inc. (1)	85,000	627,300
Genzyme Corp. (1)	28,034	2,267,670
Gilead Sciences, Inc. (1)	452,021	20,603,117
Martek Biosciences Corp.	20,000	628,400
Regeneron Pharmaceuticals, Inc. (1)	50,714	1,107,087
		$50,949,100
Capital Markets — 3.0%
American Capital, Ltd.	136,739	$3,488,212
Bank of New York Mellon Corp. (The)	208,078	6,779,181
Charles Schwab Corp. (The)	46,117	1,199,042
Credit Suisse Group ADR	60,416	2,916,884
Deutsche Bank AG	12,842	934,769
E*Trade Financial Corp. (1)	123,211	344,991
Federated Investors, Inc., Class B	17,577	507,096
Franklin Resources, Inc.	64,918	5,721,223
Goldman Sachs Group, Inc.	27,901	3,571,328
Invesco, Ltd.	52,677	1,105,163
T. Rowe Price Group, Inc.	21,876	1,174,960
		$27,742,849
Chemicals — 1.2%
Dow Chemical Co. (The)	137,985	$4,385,163
E.I. Du Pont de Nemours & Co.	54,281	2,187,524
Monsanto Co.	24,614	2,436,294
PPG Industries, Inc.	41,446	2,417,131
		$11,426,112

Commercial Banks — 0.7%
Synovus Financial Corp.	151,085	$1,563,730
Wells Fargo & Co.	120,781	4,532,911
Zions Bancorporation	12,002	464,477
		$6,561,118
Commercial Services & Supplies — 1.2%
Avery Dennison Corp.	75,103	$3,340,581
Pitney Bowes, Inc.	21,262	707,174
Republic Services, Inc.	32,339	969,523
RR Donnelley & Sons Co.	76,485	1,876,177
Waste Management, Inc.	135,553	4,268,564
		$11,162,019
Communications Equipment — 7.9%
Aruba Networks, Inc. (1)	51,453	$263,954
Brocade Communications Systems, Inc. (1)	98,179	571,402
Cisco Systems, Inc. (1)	1,089,416	24,577,225
Corning, Inc.	105,694	1,653,054
QUALCOMM, Inc.	747,694	32,128,411
Research In Motion, Ltd. (1)	199,458	13,622,981
Riverbed Technology, Inc. (1)	92,560	1,158,851
		$73,975,878
Computers & Peripherals — 7.4%
Apple, Inc. (1)	429,908	$48,863,343
Hewlett-Packard Co.	119,264	5,514,767
International Business Machines Corp.	84,281	9,857,506
NetApp, Inc. (1)	151,711	2,765,692
Palm, Inc.	143,682	857,782
SanDisk Corp. (1)	91,718	1,793,087
		$69,652,177
Construction Materials — 0.3%
Vulcan Materials Co.	42,073	$3,134,438
		$3,134,438
Consumer Finance — 0.0%
Student Loan Corp.	4,670	$434,310
		$434,310
Containers & Packaging — 0.1%
Bemis Co., Inc.	19,722	$516,914
		$516,914
Distributors — 0.2%
Genuine Parts Co.	12,694	$510,426
LKQ Corp. (1)	86,526	1,468,346
		$1,978,772
Diversified Financial Services — 3.0%
Bank of America Corp.	329,688	$11,539,080
Citigroup, Inc.	407,370	8,355,159
JPMorgan Chase & Co.	121,178	5,659,013
NYSE Euronext	71,097	2,785,580
		$28,338,832
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	312,381	$8,721,678
Frontier Communications Corp.	355,057	4,083,155
Verizon Communications, Inc.	251,832	8,081,289
Windstream Corp.	138,644	1,516,765
		$22,402,887
Electric Utilities — 0.6%
Duke Energy Corp.	294,363	$5,130,747
		$5,130,747

Electrical Equipment — 0.7%
Cooper Industries, Ltd., Class A	30,288	$1,210,006
Emerson Electric Co.	119,418	4,871,060
Sunpower Corp.-Class A (1)	6,360	451,115
Sunpower Corp.-Class B (1)	5,305	366,344
		$6,898,525
Energy Equipment & Services — 1.7%
Diamond Offshore Drilling, Inc.	41,269	$4,253,183
Halliburton Co.	223,928	7,253,028
Schlumberger, Ltd.	35,743	2,791,171
Transocean, Inc. (1)	13,447	1,477,018
		$15,774,400
Food & Staples Retailing — 3.2%
CVS Caremark Corp.	281,999	$9,492,086
Kroger Co. (The)	42,808	1,176,364
Safeway, Inc.	171,227	4,061,504
Wal-Mart Stores, Inc.	260,261	15,587,031
		$30,316,985
Food Products — 1.1%
ConAgra Foods, Inc.	156,193	$3,039,516
H.J. Heinz Co.	18,409	919,898
Hershey Co. (The)	57,578	2,276,634
Kraft Foods, Inc., Class A	48,129	1,576,225
McCormick & Co., Inc.	15,743	605,318
Nestle SA ADR	5,588	234,417
Sara Lee Corp.	140,854	1,778,986
		$10,430,994
Gas Utilities — 0.1%
Nicor, Inc.	11,705	$519,117
		$519,117
Health Care Equipment & Supplies — 2.2%
Baxter International, Inc.	53,182	$3,490,335
Cooper Cos., Inc. (The)	24,000	834,240
Covidien, Ltd.	32,091	1,725,212
Gen-Probe, Inc. (1)	20,000	1,061,000
Hospira, Inc. (1)	13,496	515,547
Intuitive Surgical, Inc. (1)	13,918	3,353,960
Medtronic, Inc.	115,235	5,773,273
Stryker Corp.	45,873	2,857,888
Zimmer Holdings, Inc. (1)	11,520	743,731
		$20,355,186
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	24,201	$1,192,625
DaVita, Inc. (1)	20,004	1,140,428
Humana, Inc. (1)	24,940	1,027,528
LifePoint Hospitals, Inc. (1)	84,000	2,699,760
Lincare Holdings, Inc. (1)	86,800	2,611,812
McKesson Corp.	88,022	4,736,464
Quest Diagnostics, Inc.	31,290	1,616,754
VCA Antech, Inc. (1)	25,000	736,750
		$15,762,121
Hotels, Restaurants & Leisure — 0.9%
Carnival Corp., Unit	19,600	$692,860
CKE Restaurants, Inc.	21,073	223,374
International Game Technology	29,483	506,518
Marriott International, Inc., Class A	55,557	1,449,482
McDonald’s Corp.	33,849	2,088,483
Starbucks Corp. (1)	154,410	2,296,077
Starwood Hotels & Resorts Worldwide, Inc.	13,442	378,258
Tim Hortons, Inc.	15,241	451,591
Wendy’s/Arby’s Group, Inc., Class A	47,829	251,581
		$8,338,224

Household Durables — 0.8%
D.R. Horton, Inc.	12,023	$156,539
Pulte Homes, Inc.	129,147	1,804,184
Ryland Group, Inc.	49,802	1,320,749
Stanley Works	56,752	2,368,828
Whirlpool Corp.	28,142	2,231,379
		$7,881,679
Household Products — 1.6%
Colgate-Palmolive Co.	13,023	$981,283
Procter & Gamble Co.	200,625	13,981,556
		$14,962,839
Independent Power Producers & Energy Traders — 0.1%
NRG Energy, Inc. (1)	33,433	$827,467
		$827,467
Industrial Conglomerates — 1.9%
3M Co.	89,207	$6,093,730
General Electric Co.	443,758	11,315,829
Textron, Inc.	14,000	409,920
		$17,819,479
Insurance — 2.4%
ACE, Ltd.	68,766	$3,722,304
AON Corp.	21,504	966,820
Arthur J. Gallagher & Co.	108,901	2,794,400
Lincoln National Corp.	31,525	1,349,585
Marsh & McLennan Cos., Inc.	110,850	3,520,596
Prudential Financial, Inc.	44,972	3,237,984
RenaissanceRe Holdings, Ltd.	18,818	978,536
Travelers Companies, Inc. (The)	139,548	6,307,570
		$22,877,795
Internet & Catalog Retail — 0.4%
Amazon.com, Inc. (1)	45,499	$3,310,507
		$3,310,507
Internet Software & Services — 4.5%
Ariba, Inc. (1)	15,658	$221,248
Baidu.com, Inc. ADR (1)	4,684	1,162,709
eBay, Inc. (1)	409,457	9,163,648
Google, Inc., Class A (1)	65,383	26,187,199
VeriSign, Inc. (1)	55,351	1,443,554
Yahoo!, Inc. (1)	219,428	3,796,104
		$41,974,462
IT Services — 1.6%
Accenture, Ltd., Class A	1,091	$41,458
Fidelity National Information Services, Inc.	75,465	1,393,084
Lender Processing Services, Inc.	45,599	1,391,681
MasterCard, Inc., Class A	9,897	1,755,035
Metavante Technologies, Inc. (1)	14,123	272,009
Paychex, Inc.	218,890	7,229,937
Satyam Computer Services, Ltd. ADR	106,132	1,714,032
Visa, Inc., Class A	14,962	918,517
		$14,715,753
Leisure Equipment & Products — 0.1%
Mattel, Inc.	64,723	$1,167,603
		$1,167,603
Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	15,895	$396,898
Waters Corp. (1)	13,273	772,223
		$1,169,121
Machinery — 1.2%
AGCO Corp. (1)	37,966	$1,617,731
Caterpillar, Inc.	110,370	6,578,052
Eaton Corp.	58,699	3,297,710
		$11,493,493

Media — 3.5%
Central European Media Enterprises, Ltd., Class A (1)	30,938	$2,023,345
Comcast Corp., Class A	635,247	12,469,899
Idearc, Inc.	43	54
Omnicom Group, Inc.	81,468	3,141,406
Time Warner, Inc.	422,666	5,541,151
Walt Disney Co.	326,386	10,016,786
		$33,192,641
Metals & Mining — 0.6%
Alcoa, Inc.	49,390	$1,115,226
Barrick Gold Corp.	2,604	95,671
Freeport-McMoRan Copper & Gold, Inc., Class B	15,988	908,918
Newmont Mining Corp.	18,750	726,750
Nucor Corp.	54,975	2,171,512
Teck Cominco, Ltd., Class B	34,000	990,080
		$6,008,157
Multiline Retail — 0.6%
JC Penney Company, Inc.	30,850	$1,028,539
Kohl’s Corp. (1)	13,030	600,422
Nordstrom, Inc.	57,531	1,658,043
Sears Holdings Corp. (1)	21,222	1,984,257
		$5,271,261
Multi-Utilities — 2.2%
Ameren Corp.	117,357	$4,580,444
CMS Energy Corp.	368,303	4,592,738
Dominion Resources, Inc.	130,480	5,581,934
Public Service Enterprise Group, Inc.	169,500	5,557,905
		$20,313,021
Office Electronics — 0.1%
Xerox Corp.	98,889	$1,140,190
		$1,140,190
Oil, Gas & Consumable Fuels — 5.9%
Anadarko Petroleum Corp.	60,461	$2,932,963
Chevron Corp.	74,781	6,167,937
ConocoPhillips	180,588	13,228,071
Exxon Mobil Corp.	255,320	19,828,151
Marathon Oil Corp.	32,372	1,290,672
Petrohawk Energy Corp. (1)	16,397	354,667
Range Resources Corp.	45,666	1,957,701
Suncor Energy, Inc.	56,982	2,401,221
Total SA ADR	21,605	1,310,991
Valero Energy Corp.	12,280	372,084
Western Refining, Inc.	113,494	1,147,424
XTO Energy, Inc.	96,251	4,477,597
		$55,469,479
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	148,776	$1,383,617
MeadWestvaco Corp.	45,728	1,065,920
		$2,449,537
Personal Products — 0.1%
Herbalife, Ltd.	28,374	$1,121,340
		$1,121,340
Pharmaceuticals — 4.3%
Abbott Laboratories	122,167	$7,034,376
Allergan, Inc.	12,256	631,184
Bristol-Myers Squibb Co.	272,401	5,679,561
Cardiome Pharma Corp. (1)	32,639	248,056
Eli Lilly & Co.	92,218	4,060,359
Endo Pharmaceuticals Holdings, Inc. (1)	46,595	931,900

GlaxoSmithKline PLC ADR	66,510	$2,890,525
IMS Health, Inc.	25,733	486,611
Johnson & Johnson	65,017	4,504,378
Merck & Co., Inc.	29,564	933,040
Pfizer, Inc.	272,985	5,033,843
Schering-Plough Corp.	142,848	2,638,403
Sepracor, Inc. (1)	12,997	237,975
Wyeth	135,856	5,018,521
		$40,328,732
Professional Services — 0.2%
Equifax, Inc.	17,858	$615,208
Manpower, Inc.	16,012	691,078
Robert Half International, Inc.	15,046	372,389
		$1,678,675
Real Estate Investment Trusts (REITs) — 0.3%
General Growth Properties, Inc.	13,275	$200,453
Plum Creek Timber Co., Inc.	14,401	718,034
Simon Property Group, Inc.	19,298	1,871,906
		$2,790,393
Road & Rail — 0.9%
CSX Corp.	24,910	$1,359,339
JB Hunt Transport Services, Inc.	99,371	3,316,010
Norfolk Southern Corp.	25,252	1,671,935
Ryder System, Inc.	10,708	663,896
Union Pacific Corp.	21,222	1,510,158
		$8,521,338
Semiconductors & Semiconductor Equipment — 4.3%
Applied Materials, Inc.	669,505	$10,129,611
ASML Holding NV	12,318	216,920
Atheros Communications, Inc. (1)	76,210	1,797,032
Cavium Networks, Inc. (1)	18,370	258,650
Cypress Semiconductor Corp. (1)	19,349	101,002
Intel Corp.	880,849	16,498,302
KLA-Tencor Corp.	109,424	3,463,270
Marvell Technology Group, Ltd. (1)	179,971	1,673,730
MEMC Electronic Materials, Inc. (1)	79,127	2,236,129
National Semiconductor Corp.	18,977	326,594
NVIDIA Corp. (1)	341,810	3,660,785
Renesola, Ltd. ADR (1)	19,087	200,223
STMicroelectronics N.V. - NY Shares	8,530	86,835
		$40,649,083
Software — 8.9%
Adobe Systems, Inc. (1)	223,923	$8,838,241
Compuware Corp. (1)	97,319	943,021
Electronic Arts, Inc. (1)	125,357	4,636,955
i2 Technologies, Inc. (1)	82,155	1,108,271
Microsoft Corp.	1,481,609	39,544,144
Oracle Corp. (1)	1,250,168	25,390,912
TiVo, Inc. (1)	326,806	2,392,220
Wind River Systems, Inc. (1)	63,851	638,510
		$83,492,274
Specialty Retail — 2.0%
Best Buy Co., Inc.	84,070	$3,152,625
Gap, Inc. (The)	143,865	2,557,920
Home Depot, Inc.	77,807	2,014,423
Limited Brands, Inc.	26,688	462,236
Lowe’s Companies, Inc.	136,794	3,240,650
Staples, Inc.	229,575	5,165,438
Tiffany & Co.	12,130	430,858
TJX Companies, Inc. (The)	66,769	2,037,790
		$19,061,940

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc. (1)	20,171	$505,082
Nike, Inc., Class B	56,788	3,799,117
		$4,304,199
Tobacco — 0.7%
Altria Group, Inc.	102,975	$2,043,024
Philip Morris International, Inc.	102,975	4,953,098
		$6,996,122
Wireless Telecommunication Services — 0.6%
NII Holdings, Inc., Class B (1)	52,615	$1,995,161
Rogers Communications, Inc., Class B	33,000	1,096,920
Sprint Nextel Corp.	206,919	1,262,206
Vodafone Group PLC ADR	39,475	872,398
		$5,226,685
Total Common Stocks (identified cost $895,667,232)		$951,131,565
Total Investments — 101.4% (identified cost $895,667,232)		$951,131,565

Covered Call Options Written — (1.5)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
NASDAQ 100 Index	1,360	$1,700	10/18/08	$(2,475,200)
NASDAQ 100 Index	511	1,725	10/18/08	(689,850)
NASDAQ 100 Index	521	1,750	10/18/08	(494,950)
S&P 500 Index	319	1,185	10/18/08	(1,020,800)
S&P 500 Index	2,217	1,210	10/18/08	(5,054,760)
S&P 500 Index	2,487	1,215	10/18/08	(4,600,950)
Total Covered Call Options Written (premiums received $21,191,809)				$(14,336,510)
Other Assets, Less Liabilities — 0.1%				$925,095
Net Assets — 100.0%				$937,720,150

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$895,671,773
Gross unrealized appreciation	$117,000,095
Gross unrealized depreciation	(61,540,303)
Net unrealized appreciation	$55,459,792

Written call options activity for the fiscal year to date ended September 30, 2008 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	7,159	$19,687,944
Options written	66,580	187,010,187
Options terminated in closing purchase transactions	(66,324)	(185,506,322)
Outstanding, end of period	7,415	$21,191,809

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$951,131,565	$(14,336,510)
Level 2	Other Significant Observable Inputs	—	—
Level 3	Significant Unobservable Inputs	—	—
Total		$951,131,565	$(14,336,510)

*Other financial instruments are written call options, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 21, 2008